Significant Accounting Policies - Summary of Impact on Adoption of Profit or Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Impact On Adoption Of Profit or Loss [Line Items]
Depreciation expense	R$ 125,749	R$ 66,501	R$ 32,836
Amortization expense	37,647	25,832	24,372
Financial expenses, net	353,451	301,065	237,094
Deferred income tax and social contribution	69,232	(17,770)	3,622
Net income (loss) for the year	804,195	305,227	(104,969)
Equity holders of the parent	803,232	R$ 301,232	R$ (108,731)
Increase Decrease Due To Application Of IFRS16 [Member]
Disclosure of Impact On Adoption Of Profit or Loss [Line Items]
Amortization expense	(4,168)
Expense relating to short-term leases and leases of low-value assets	(183)
Financial expenses, net	(4,904)
Deferred income tax and social contribution	(1,084)
Rent expense	27,515
Net income (loss) for the year	(6,039)
Equity holders of the parent	(6,039)
Cost Of Sales [Member] | Increase Decrease Due To Application Of IFRS16 [Member]
Disclosure of Impact On Adoption Of Profit or Loss [Line Items]
Depreciation expense	(665)
Administrative Expenses [Member] | Increase Decrease Due To Application Of IFRS16 [Member]
Disclosure of Impact On Adoption Of Profit or Loss [Line Items]
Depreciation expense	(13,549)
Selling Expenses [Member] | Increase Decrease Due To Application Of IFRS16 [Member]
Disclosure of Impact On Adoption Of Profit or Loss [Line Items]
Depreciation expense	R$ (9,001)